Income Taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Current tax	€ (1,372)	€ (584)	€ (218)
Deferred tax	1,158	535	20
Total taxes	€ (214)	€ (50)	€ (198)